Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
As of December 31, 2011, the Company had the following outstanding interest rate derivative that was designated as a cash flow hedge of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Swap	1	$60,551

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 31, 2011 and 2010.

	As of December 31, 2011		As of December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Swap Liability	Accounts Payable and Other Liabilities	$(3,236)	Accounts Payable and Other Liabilities	$(5,280)

Derivatives not designated as hedging instruments:
Forward Purchase Equity Commitment			Other Assets	$27,574

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations for 2011 and 2010:

Derivatives in Cash Flow	Amount of Loss Recognized in OCI on Derivative (Effective Portion) December 31,		Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion) December 31,
Hedging Relationships	2011	2010		2011	2010
Interest Rate Swap	$(835)	$(2,914)	Interest expense	$2,879	$2,875

Derivatives Not Designated as	Location of Gain Recognized in	Amount of Gain Recognized in Income on Derivative December 31,
Hedging Instruments	Income on Derivative	2011	2010
Forward Purchase Equity Commitment	Change in value of forward equity commitment	$2,030	$8,906

Derivative Instruments and Hedging Activities
Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives. The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the type, amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company's derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company's known or expected cash receipts and its known or expected cash payments principally related to the Company's investments and borrowings.

Cash Flow Hedges of Interest Rate Risk. The Company's objectives in using interest rate derivatives are to add stability to interest expense, to manage its exposure to interest rate movements and therefore manage its cash outflows as it relates to the underlying debt instruments. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy relating to certain of its variable rate debt instruments. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income (loss) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

The Company designated the interest-rate swap agreement with KeyBank as a cash flow hedge of the risk of variability attributable to changes in the LIBOR swap rate on $35,551 and $25,000 of LIBOR-indexed variable-rate secured term loans. Accordingly, changes in the fair value of the swap are recorded in other comprehensive income (loss) and reclassified to earnings as interest becomes receivable or payable. Because the fair value of the swap at inception of the hedge was not zero, the Company cannot assume that there will be no ineffectiveness in the hedging relationship. However, the Company expects the hedging relationship to be highly effective and will measure and report any ineffectiveness in earnings.

Amounts reported in accumulated other comprehensive income (loss) related to derivatives will be reclassified to interest expense as interest payments are made on these secured term loans. During the next 12 months, the Company estimates that an additional $1,695 will be reclassified as an increase to interest expense if the swap remains outstanding.

As of December 31, 2011, the Company had the following outstanding interest rate derivative that was designated as a cash flow hedge of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Swap	1	$60,551

Derivatives Not Designated as Hedges. The Company does not use derivatives for trading or speculative purposes. During 2008, the Company entered into a forward purchase equity commitment with a financial institution to finance the purchase of 3,500,000 common shares of the Company at $5.60 per share as specifically approved by the Company's Board of Trustees. The Company prepaid $15,576. The remainder was to be paid through (i) physical settlement or (ii) net cash settlement, net share settlement or a combination of both, at the Company's option. The Company agreed to make floating payments during the term of the forward purchase at LIBOR plus 250 basis points per annum, and the Company retained the cash dividends paid on the common shares; however, the counterparty retained any stock dividends as additional collateral. The Company's third-party consultant determined the fair value of the equity commitment to be $27,574 at December 31, 2010, and the Company recognized earnings during 2011, 2010 and 2009 of $2,030, $8,906 and $7,182, respectively, primarily relating to the increase in the fair value of the common shares held as collateral. The Company settled this commitment in October 2011 through a cash payment of $4,024 and retired 3,974,645 common shares.

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 31, 2011 and 2010.

	As of December 31, 2011		As of December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Swap Liability	Accounts Payable and Other Liabilities	$(3,236)	Accounts Payable and Other Liabilities	$(5,280)

Derivatives not designated as hedging instruments:
Forward Purchase Equity Commitment			Other Assets	$27,574

The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations for 2011 and 2010:

Derivatives in Cash Flow	Amount of Loss Recognized in OCI on Derivative (Effective Portion) December 31,		Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion) December 31,
Hedging Relationships	2011	2010		2011	2010
Interest Rate Swap	$(835)	$(2,914)	Interest expense	$2,879	$2,875

Derivatives Not Designated as	Location of Gain Recognized in	Amount of Gain Recognized in Income on Derivative December 31,
Hedging Instruments	Income on Derivative	2011	2010
Forward Purchase Equity Commitment	Change in value of forward equity commitment	$2,030	$8,906

The Company's agreement with the swap derivative counterparty contains a provision whereby if the Company defaults on the underlying indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default of the swap derivative obligation. As of December 31, 2011, the Company had not posted any collateral related to the agreement. If the Company had breached any of these provisions at December 31, 2011, it would have been required to settle its obligations under the agreement at the termination value of $3,400, which includes accrued interest.